Note 7 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31
	201 9	2018 As Adjusted
Federal
Current	$1,738,512	$414,114
Deferred	(312,658)	1,286,556
	1,425,854	1,700,670
State
Current	312,429	38,742
Deferred	(14,262)	91,075
	298,167	129,817
Total	$1,724,021	$1,830,487

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31
	201 9	2018 As Adjusted
Income tax expense at U.S. federal statutory rate (1)	21.0%	30.8%
Benefit due to tax reform	—	(2.0)
Current year state and local income taxes net of federal income tax benefit	3.5	3.4
Other	0.8	(0.4)
Provision for income taxes	25.3%	31.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31
	201 9	2018 As Adjusted
Deferred tax liabilities:
Depreciation	$(954,569)	$(1,053,139)
LIFO to average cost Section 481(a) adjustment	(903,330)	(1,284,952)
Total deferred tax liabilities	(1,857,899)	(2,338,091)
Deferred tax assets:
Inventory capitalization	106,856	114,428
Postretirement benefits other than pensions	50,798	36,762
Net operating loss carryforward - Federal	—	184,668
Net operating loss carryforward - State	—	21,507
Other	154,999	108,560
Total deferred tax assets	312,653	465,925
Net deferred tax asset (liability)	$(1,545,246)	$(1,872,166)